Share Option - Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program (Detail)	12 Months Ended
Dec. 31, 2020 shares ₩ / shares
One Store Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 27, 2018
Types of shares to be issued	Common shares of One Store Co., Ltd.
Grant method	Issuance of new shares
Number of shares | shares	712,150
Exercise price | ₩ / shares	₩ 5,390
Exercise period	Apr. 28, 2020 ~ Apr. 27, 2024
Vesting conditions	2 years’ service from the grant date
FSK LS Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2019
Types of shares to be issued	Common shares of FSK L&S Co., Ltd.
Grant method	Issuance of new shares
Number of shares | shares	43,955
Exercise price | ₩ / shares	₩ 10,000
Exercise period	June 1, 2022 ~ May 31, 2025
Vesting conditions	3 years’ service from the grant date
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	22,168
Exercise price | ₩ / shares	₩ 246,750
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022
Vesting conditions	2 years’ service from the grant date
Series 1-1 [member] | DREAMUS COMPANY [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2019
Number of shares | shares	366,679
Exercise price | ₩ / shares	₩ 9,160
Exercise period	Mar. 29, 2021 ~ Mar. 28, 2024
Vesting conditions	(a) 2 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price
Series 1-1 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	161,541
Exercise price | ₩ / shares	₩ 20,579
Vesting conditions	Service provided until December 31, 2019
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2017
Grant method	Reissue of treasury shares, cash settlement
Number of shares | shares	22,168
Exercise price | ₩ / shares	₩ 266,490
Exercise period	Mar. 25, 2020 ~ Mar. 24, 2023
Vesting conditions	3 years’ service from the grant date
Series 1-2 [member] | DREAMUS COMPANY [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2019
Types of shares to be issued	Common shares of DREAMUS COMPANY
Grant method	Issuance of new shares, reissue of treasury shares, cash settlement
Number of shares | shares	366,672
Exercise price | ₩ / shares	₩ 9,160
Exercise period	Mar. 29, 2022 ~ Mar. 28, 2025
Vesting conditions	(a) 3 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price
Series 1-2 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 22, 2019
Types of shares to be issued	Registered common shares of SK Infosec. Co., Ltd.
Grant method	Cash settlement
Number of shares | shares	87,562
Exercise price | ₩ / shares	₩ 20,579
Exercise period	1st exercise: Applied to 50% of the granted shares and exercisable 6 months after the listing (June 30, 2022) of SK Infosec Co., Ltd. 2nd exercise: Applied to 25% of the granted shares and exercisable 12 months after the listing (June 30, 2022) of SK Infosec Co., Ltd. 3rd exercise: Applied to 25% of the granted shares and exercisable 18 months after the listing (June 30, 2022) of SK Infosec Co., Ltd.
Vesting conditions	Service provided until December 31, 2020
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	22,168
Exercise price | ₩ / shares	₩ 287,810
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	4 years’ service from the grant date
Series 1-3 [member] | DREAMUS COMPANY [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2019
Number of shares | shares	366,649
Exercise price | ₩ / shares	₩ 9,160
Exercise period	Mar. 29, 2023 ~ Mar. 28, 2026
Vesting conditions	(a) 4 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price
Series 1-3 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	230,581
Exercise price | ₩ / shares	₩ 22,225
Vesting conditions	Service provided until December 31, 2020
Series 1-4 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	203,223
Exercise price | ₩ / shares	₩ 24,003
Vesting conditions	Service provided until December 31, 2021
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 20, 2018
Types of shares to be issued	Registered common shares
Number of shares | shares	1,358
Exercise price | ₩ / shares	₩ 254,120
Exercise period	Feb. 21, 2020 ~ Feb. 20, 2023
Vesting conditions	2 years’ service from the grant date
Series 2-1 [Member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	23,097
Exercise price | ₩ / shares	₩ 20,807
Vesting conditions	Service provided until December 31, 2020
Series 2-2 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 30, 2020
Types of shares to be issued	Registered common shares of SK Infosec. Co., Ltd.
Grant method	Cash settlement
Number of shares | shares	9,648
Exercise price | ₩ / shares	₩ 20,807
Exercise period	1st exercise: Applied to 50% of the granted shares and exercisable 6 months after the listing(June 30, 2022) of SK Infosec Co., Ltd. 2nd exercise: Applied to 25% of the granted shares and exercisable 12 months after the listing(June 30, 2022) of SK Infosec Co., Ltd. 3rd exercise: Applied to 25% of the granted shares and exercisable 18 months after the listing(June 30, 2022) of SK Infosec Co., Ltd.
Vesting conditions	Service provided until December 31, 2021
Series 2-3 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	32,744
Exercise price | ₩ / shares	₩ 22,472
Vesting conditions	Service provided until December 31, 2021
Series 2-4 [member] | SK Infosec Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	23,094
Exercise price | ₩ / shares	₩ 24,270
Vesting conditions	Service provided until December 31, 2022
Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 22, 2019
Number of shares | shares	4,177
Exercise price | ₩ / shares	₩ 265,260
Exercise period	Feb. 23, 2021 ~ Feb. 22, 2024
Vesting conditions	2 years’ service from the grant date
Series 3 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 30, 2016
Number of shares | shares	5,000
Exercise price | ₩ / shares	₩ 10,571
Exercise period	Mar. 30, 2019 ~ Mar. 30, 2022
Vesting conditions	3 years’ service from the grant date
Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2019
Number of shares | shares	1,734
Exercise price | ₩ / shares	₩ 254,310
Exercise period	Mar. 27, 2021 ~ Mar. 26, 2024
Vesting conditions	2 years’ service from the grant date
Series 4 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 7, 2017
Number of shares | shares	29,625
Exercise price | ₩ / shares	₩ 17,485
Exercise period	Mar. 7, 2020 ~ Mar. 6, 2023
Vesting conditions	3 years’ service from the grant date
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2020
Number of shares | shares	127,643
Exercise price | ₩ / shares	₩ 192,260
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	3 years’ service from the grant date
Series 5 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 7, 2018
Types of shares to be issued	Common shares of Incross Co., Ltd.
Grant method	Issuance of new shares, reissue of treasury shares, cash settlement
Number of shares | shares	9,900
Exercise price | ₩ / shares	₩ 25,861
Exercise period	Mar. 7, 2021 ~ Mar. 6, 2024
Vesting conditions	3 years’ service from the grant date
Series 6 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 7, 2019
Number of shares | shares	6,600
Exercise price | ₩ / shares	₩ 16,895
Exercise period	Mar. 7, 2022 ~ Mar. 6, 2025
Vesting conditions	3 years’ service from the grant date
Series 7 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 15, 2019
Number of shares | shares	59,225
Exercise price | ₩ / shares	₩ 22,073
Exercise period	Oct. 15, 2022 ~ Oct. 14, 2025
Vesting conditions	3 years’ service from the grant date
Series 8 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2020
Number of shares | shares	19,800
Exercise price | ₩ / shares	₩ 26,291
Exercise period	Mar. 10, 2023 ~ Mar. 9, 2026
Vesting conditions	3 years’ service from the grant date
Series 9 [member] | Incross Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 20, 2020
Number of shares | shares	3,300
Exercise price | ₩ / shares	₩ 45,280
Exercise period	Oct. 20, 2023 ~ Oct. 19, 2026
Vesting conditions	3 years’ service from the grant date